BANK BORROWINGS	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
BANK BORROWINGS

NOTE－9 BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of	Annual	As of December 31,
	repayments	interest rate	2024	2023
			$’000	$’000

Term loans	5 to 15 years	2.0% to 3.7%	4,272	2,411
Bank overdraft	On demand	-	1,738	2,639

			6,010	5,050

Representing :
Within 12 months			2,558	4,177
Over 1 year			3,452	873

			6,010	5,050

As of December 31, 2024 and 2023, bank borrowings were comprised of term loans which bear annual interest at a fixed rate from 2.0% to 3.7% per year and become repayable in 5 to 15 years, and bank overdrafts payable on demand that were obtained from financial institutions in Singapore.

The Company’s bank borrowings currently are guaranteed by personal guarantees from Ms. Liao and Mr. Ng.

Interest related to the bank borrowings were approximately of $0.3 million, approximately of $0.2 million and approximately of $0.2 million for the financial years ended December 31, 2024, 2023 and 2022, respectively.